Cost of revenue (Tables)	12 Months Ended
Mar. 31, 2024
Cost Of Revenue
Schedule of cost of revenue

Cost of revenue consisted of the following:

	For the years ended March 31,
	2024	2023	2022
Amortization expenses	$38,183	$5,800,442	$7,751,161
Depreciation expenses of server hardware	—	3,943,495	4,172,837
Website maintenance fee	121,797	1,510,417	2,746,431
Resource usage fees(1)	1,461,560	1,510,417	1,622,891
Virtual simulation fees(2)	97,761	555,560	1,106,713
Maintenance material consumption fees	1,458	1,918	15,458
Employee compensation	96,913	146,602	160,338
Employee benefit expenses	9,366	10,281	9,199
Impairment(3)	—	13,800,583	—
Other	2,631	21,175	88,171
Total	$1,829,669	$27,300,890	$17,673,199